Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Intangible assets	$ 11,833	$ 1,539
Fixed assets	2,614	4,111
Bad debt allowance	4,250	2,490
NOL and foreign tax credit carryforwards	33,075	62,232
Accrued liabilities	6,141	10,363
Inventory valuation	1,247	1,114
Transaction costs	1,994
Other	2,277	2,024
Subtotal	63,431	83,873
Less: valuation allowance	(50,881)	(66,546)
Total net deferred tax assets	12,550	17,327
Intangible assets		(517)
Fixed assets	(2,853)	(8,753)
Withholding taxes on unrepatriated foreign earnings	(13,017)	(10,801)
Total deferred tax liabilities	(15,870)	(20,071)
Net deferred tax liability	$ (3,320)	$ (2,744)